DISPOSAL OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disposal of subsidiaries
Payable to Ambow Online (Note 26)						¥ 25,532
Gain on disposal							¥ 38,145
Payment for Disposal of Subsidiaries				$ 3,667	¥ 25,532	112,000
Liabilities				$ 123,129		647,448		¥ 857,203
Ambow Online
Disposal of subsidiaries
Equity interest divesture (in percent)		100.00%
Proceeds from divesture		¥ 0
Initital consideration due		171,137
Payable to Ambow Online (Note 26)		137,532
Gain on disposal		¥ 33,605
Payment for Disposal of Subsidiaries			¥ 25,532			¥ 112,000
21st Century Training Center
Disposal of subsidiaries
Equity interest divesture (in percent)	100.00%
Proceeds from divesture	¥ 1
Gain on disposal	4,540
Liabilities	¥ 4,540